Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012
Current deferred tax assets
Allowance doubtful accounts	$ 73	$ 49
Accrued expenses	9,249	7,847
Total current deferred tax assets	9,322	7,896
Less: valuation allowance	(297)	(580)
Current deferred tax assets, net	9,025	7,316
Non-current deferred tax assets
Net operating loss carry-forwards	7,358	6,581
Pre-operating expenses		1
Total non-current deferred tax assets	7,358	6,582
Less: valuation allowance	(4,205)	(5,344)
Non-current deferred tax assets, net	3,153	1,238
Non-current deferred tax liabilities
Acquired of non current assets	(1,836)	(112)
Total non-current deferred tax liabilities	$ (1,836)	$ (112)